                      TRAVELERS INDEX ANNUITY PROSPECTUS:
                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS INDEX ANNUITY, a single premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). Travelers Index Annuity is issued as an individual Contract.

You can choose to have your premium ("purchase payments") accumulate on a fixed basis and/or a variable basis. Your contract value will vary daily to reflect the investment experience of the subaccounts ("funding options") you select and any interest credited to the Fixed Account. The variable funding options are:

     Money Market Portfolio

     DEUTSCHE ASSET MANAGEMENT VIT FUNDS
       EAFE(R) Equity Index Fund
       Small Cap Index Fund

     GREENWICH STREET SERIES FUND
       Equity Index Portfolio -- Class I Shares

The Fixed Account is described in Appendix C. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

In addition, you can choose to protect your investment by purchasing a guarantee from the Company called the Principal Protection Feature. If purchased, we will guarantee that on the Principal Protection Expiration Date (the last day of the eighth Contract Year), your Contract will be worth at least 115%, 100% or 90% (depending on your selection), of your Purchase Payment, adjusted for withdrawal reductions, even if the value of your Contract on that date is less than the chosen percentage of your original payment. To qualify for the Principal Protection Feature, you must allocate your original payment to the Protected Funding Option -- Equity Index Portfolio -- and keep your payment in that funding option until the end of the eighth contract year. There is a separate charge for this feature.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about The Travelers Fund BD III for Variable Annuities or The Travelers Fund BD IV for Variable Annuities ("Separate Account") by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2000. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                          PROSPECTUS DATED MAY 1, 2000

                               TABLE OF CONTENTS

Index of Special Terms................       2
Summary...............................       3
Fee Table.............................       7
Condensed Financial Information.......      10
The Annuity Contract..................      10
     Contract Owner Inquiries.........      10
     Purchase Payments................      10
     Accumulation Units...............      10
     The Funding Options..............      10
     Optional Principal Protection
       Feature........................      11
     Principal Protection Expiration
       Date...........................      12
Charges and Deductions................      12
     General..........................      12
     Withdrawal Charge................      13
     Free Withdrawal Allowance........      13
     Optional Principal Protection
       Fee............................      13
     Principal Protection Cancellation
       Charge.........................      14
     Administrative Charges...........      14
     Mortality and Expense Risk
       Charge.........................      14
     Funding Option Expenses..........      15
     Premium Tax......................      15
     Changes in Taxes Based Upon
       Premium or Value...............      15
Transfers.............................      15
     Dollar Cost Averaging............      15
Access to Your Money..................      16
     Systematic Withdrawals...........      16
Ownership Provisions..................      17
     Types of Ownership...............      17
     Beneficiary......................      17
     Annuitant........................      17
Death Benefit.........................      17
     Death Proceeds Before the
       Maturity Date..................      17
     Payment of Proceeds..............      19
     Death Proceeds After the Maturity
       Date...........................      20
The Annuity Period....................      21
     Maturity Date....................      21
     Allocation of Annuity............      21
     Variable Annuity.................      21
     Fixed Annuity....................      22
Payment Options.......................      22
     Election of Options..............      22
     Annuity Options..................      22
Miscellaneous Contract Provisions.....      23
     Right to Return..................      23
     Termination......................      23
     Required Reports.................      24
     Suspension of Payments...........      24
     Transfers of Contract Values to
       Other Annuities................      24
The Separate Accounts.................      24
     Performance Information..........      24
Federal Tax Considerations............      25
     General Taxation of Annuities....      25
     Types of Contracts: Qualified or
       Nonqualified...................      25
     Nonqualified Annuity Contracts...      26
     Qualified Annuity Contracts......      26
     Penalty Tax for Premature
       Distributions..................      26
     Diversification Requirements for
       Variable Annuities.............      27
     Ownership of the Investments.....      27
     Mandatory Distributions for
       Qualified Plans................      27
     Taxation of Death Benefit
       Proceeds.......................      27
Other Information.....................      28
     The Insurance Companies..........      28
     Financial Statements.............      28
     IMSA.............................      28
     Distribution of Variable Annuity
       Contracts......................      28
     Conformity with State and Federal
       Laws...........................      28
     Voting Rights....................      29
     Legal Proceedings and Opinions...      29
APPENDIX A: Condensed Financial
  Information for The Travelers
  Insurance Company: Fund BD III......     A-1
APPENDIX B: Condensed Financial
  Information for The Travelers Life
  and Annuity Company: Fund BD IV.....     B-1
APPENDIX C: The Fixed Account.........     C-1
APPENDIX D: Contents of the Statement
  of Additional Information...........     D-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................      10
Accumulation Period...................      10
Annuitant.............................      17
Annuity Payments......................      10
Annuity Unit..........................      10
Cash Surrender Value..................      16
Contingent Annuitant..................      17
Contract Date.........................      10
Contract Owner (You, Your)............      17
Contract Value........................      10
Contract Year.........................      10
Death Report Date.....................      17
Fixed Account.........................     C-1
Funding Option(s).....................      10
Maturity Date.........................      10
Purchase Payment......................      10
Underlying Fund.......................      10
Written Request.......................      10

                                    SUMMARY:
                            TRAVELERS INDEX ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you purchased your Contract. Each company sponsors its own Separate Account, both of which are described later in this prospectus. The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities ("Fund BD III"); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing company.

Your issuing company is The Travelers Life and Annuity Company unless you purchased your Contract in the locations listed below, which contracts are issued by The Travelers Insurance Company.

Bahamas                                          New York
British Virgin Islands                           North Carolina
Guam                                             Puerto Rico
Kansas                                           Tennessee
Maine                                            U.S. Virgin Islands
New Hampshire                                    Wyoming

You may also refer to the cover page of your Contract for the name of your issuing company. You may only purchase a Contract where the Contract has been approved for sale. This Contract may not currently be available for sale in all locations.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Company is a single payment variable annuity intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Option or the variable funding options. If you want to receive scheduled payments from your annuity, you can choose from a number of options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

PRINCIPAL PROTECTION GUARANTEE. (For investors who intend to hold the Contract for at least eight years.) You can choose to protect your investment by purchasing a separate guarantee from the Company. With the Principal Protection Guarantee, you receive, at the end of eight years, 115%, 100%, or 90% of your original purchase payment (depending on the guarantee you purchased) less any partial withdrawals and related withdrawal charges, or the contract value -- whichever is greater. Not all levels of protection may be available for purchase.

After the end of the eighth contract year, you may (a) remain in the contract and transfer to any of the funding options, (b) purchase another Index Annuity contract with the Principal Protection Guarantee, (c) transfer to another annuity contract or (d) withdraw your contract value. Unless you inform us in writing of a different investment choice, at the end of the eighth contract year, we will transfer your contract value to the Money Market Portfolio, offered within this Contract.

If you have selected the Principal Protection Feature, any partial amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of principal guaranteed proportionately. The Principal Protection Feature which you originally selected covers the remaining contract value. If you make a full withdrawal before the end of the eighth contract year, the Principal Protection Guarantee is no longer in effect. Depending on market conditions, the cash surrender value may be more or less than the guaranteed principal amount you selected. We will not refund any expenses or fees associated with the Principal Protection Feature under any circumstances.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) Individual Retirement Annuities (IRAs); and (3) Section 403(b) Rollovers (TSA rollover). Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with a single payment of at least $10,000. At this time, the Company does not permit additional payments.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of the contract value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded. During the remainder of the right to return period, the Contract value (including charges) will be refunded. The Contract value will be determined at the close of business on the day we receive a written request for a refund.

WHAT TYPES OF INVESTMENT OPTIONS ARE AVAILABLE? You can direct your money into the Fixed Account or any or all of the funding options shown on the cover page. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options.

The value of the Contract will vary depending upon the investment performance of the funding options you choose. Past performance is not a guarantee of future results. Standard and Nonstandard performance is shown in the Statement of Additional Information that you may request free of charge.

You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account Value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For Contracts with a value of less than $50,000, the Company deducts an annual administrative charge (the "Contract fee") of $30. For the standard death benefit, the annual insurance charge is 1.25% of the amounts you direct to the funding options. For the enhanced death benefit, the annual insurance charge is 1.45% of the amounts you direct to the variable funding options. Regardless of the death benefit chosen, the sub-account administrative charge is 0.15% annually of the amounts directed to the variable funding options. Each funding option also charges for management and other expenses.

An optional Contract feature, the Principal Protection Guarantee, provides that you will receive a stated percent of your single payment, less partial withdrawals and related withdrawal charges, on the Principal Protection Guarantee Expiration Date. There is an annual insurance charge of up to 2.00% if you select this feature. If you withdraw your money before the maturity date and if you have selected the Principal Protection Guarantee, there is no refund of the Principal Protection Fee, and the Company may deduct an additional Principal Protection Cancellation Charge (0%-4%).

A withdrawal charge will apply to withdrawals from the Contract, and is calculated as a percentage of the purchase payments. The maximum percentage is 6%, decreasing to 0% in years nine and later.

HOW WILL MY CONTRIBUTIONS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, the Principal Protection Cancellation Charge, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions. Certain states may have varying age requirements. Please refer to the Death Benefit section in the prospectus for more details.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels. This program is not available if you have selected the Principal Protection Feature.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

               FEE TABLE -- WITHOUT PRINCIPAL PROTECTION FEATURE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

    WITHDRAWAL CHARGE (as a percentage of the purchase payment withdrawn)

            YEARS SINCE PURCHASE                   WITHDRAWAL
                PAYMENT MADE                         CHARGE
                 1 or less                             6%
                     2                                 6%
                     3                                 5%
                     4                                 5%
                     5                                 4%
                     6                                 4%
                     7                                 3%
                     8                                 2%
                 9 and over                            0%

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
         (Waived if contract value is $50,000 or more)     $30

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

                                                              STANDARD   ENHANCED
                                                               DEATH      DEATH
                                                              BENEFIT    BENEFIT
---------------------------------------------------------------------------------
Mortality and Expense Risk Charge...........................    1.25%      1.45%
Administrative Charge.......................................    0.15%      0.15%
                                                              -------    -------
  Total Separate Account Charges............................    1.40%      1.60%

FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding Option as of December 31, 1999, unless otherwise noted)

                                                                                   TOTAL ANNUAL
                                                  MANAGEMENT         OTHER          OPERATING
                                                     FEE            EXPENSES         EXPENSES
                                                (AFTER EXPENSE   (AFTER EXPENSE   (AFTER EXPENSE
               FUNDING OPTIONS                  REIMBURSEMENT)   REIMBURSEMENT)   REIMBURSEMENT)
------------------------------------------------------------------------------------------------
Money Market Portfolio........................      0.32%            0.08%          0.40%(1)
DEUTSCHE ASSET MANAGEMENT VIT FUNDS
  Small Cap Index Fund........................      0.13%            0.32%          0.45%(2)
  EAFE(R) Equity Index Fund...................      0.26%            0.39%          0.65%(2)
GREENWICH STREET SERIES FUND
  Equity Index Portfolio -- Class I Shares....      0.21%            0.07%          0.28%(3)

NOTES:

The purpose of this Fee Table is to assist Contract Owners in understanding the various costs and expenses that a Contract Owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.
(1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with Travelers Insurance Company. Travelers has agreed to reimburse the Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 0.50% for the MONEY MARKET PORTFOLIO.
(2) These fees reflect a voluntary expense reimbursement arrangement whereby the Adviser has agreed to reimburse the funds. Without such arrangement, the Management Fee and Other Expenses for the Deutsche VIT EAFE EQUITY INDEX FUND and SMALL CAP INDEX FUND would have been 0.45% and 0.69%, and 0.35% and 0.83%, respectively. Effective April 2000, the Trust's name was changed from BT Insurance Funds Trust to Deutsche Asset Management VIT Funds.
(3) The Portfolio Management Fee for EQUITY INDEX PORTFOLIO includes 0.06% for fund administration.

EXAMPLE* -- WITHOUT PRINCIPAL PROTECTION:

STANDARD DEATH BENEFIT

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

                               IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                      END OF PERIOD SHOWN:              ANNUITIZED AT END OF PERIOD SHOWN:
------------------------------------------------------------------------------------------------------------
       FUNDING OPTION          1 YEAR   3 YEARS   5 YEARS   10 YEARS      1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------
Money Market Portfolio.......   $80      $111      $145       $228         $20       $61      $105       $228
DEUTSCHE ASSET MANAGEMENT VIT
  FUNDS
  Small Cap Index Fund.......    80       113       148        233          20        63       108        233
  EAFE(R) Equity Index
     Fund....................    82       119       158        254          22        69       118        254
GREENWICH STREET SERIES FUND
  Equity Index Portfolio --
     Class I Shares..........    79       108       139        215          19        58        99        215

ENHANCED DEATH BENEFIT

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

                               IF CONTRACT IS SURRENDERED AT THE         IF CONTRACT IS NOT SURRENDERED OR
                                      END OF PERIOD SHOWN:              ANNUITIZED AT END OF PERIOD SHOWN:
------------------------------------------------------------------------------------------------------------
       FUNDING OPTION          1 YEAR   3 YEARS   5 YEARS   10 YEARS      1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------
Money Market Portfolio.......   $82      $117      $156       $249         $22       $67      $116       $249
DEUTSCHE ASSET MANAGEMENT VIT
  FUNDS
  Small Cap Index Fund.......    82       119       158        254          22        69       118        254
  EAFE(R) Equity Index
     Fund....................    84       125       168        274          24        75       128        274
GREENWICH STREET SERIES FUND
  Equity Index Portfolio --
     Class I Shares..........    81       114       150        236          21        64       110        236

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.004% OF ASSETS.

                 FEE TABLE -- WITH PRINCIPAL PROTECTION FEATURE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

                                                      PRINCIPAL PROTECTION CANCELLATION CHARGE
            WITHDRAWAL CHARGE                                   (as a percentage of
 (as a percentage of the purchase payment                    purchase payment withdrawn
                  withdrawn):                             from Protected Funding Option):

           YEARS SINCE PURCHASE                                 YEAR SINCE PURCHASE
               PAYMENT MADE                 CHARGE                  PAYMENT MADE                 CHARGE
                1 or less                     6%                     1 or less                    4%
                    2                         6%                         2                        4%
                    3                         5%                         3                        4%
                    4                         5%                         4                        3%
                    5                         4%                         5                        3%
                    6                         4%                         6                        3%
                    7                         3%                         7                        2%
                    8                         2%                         8                        1%
                9 and over                    0%                     9 and over                   N/A
ANNUAL CONTRACT FEE ADMINISTRATIVE CHARGE
(Waived if contract value is $50,000 or more)       $30


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

                                                                STANDARD        ENHANCED
                                                              DEATH BENEFIT   DEATH BENEFIT
                                                              ---------------------------
Mortality and Expense Risk Charge...........................      1.25%           1.45%
Principal Protection Fee (maximum)(1).......................      2.00%           2.00%
Administrative Expense Charge...............................      0.15%           0.15%
                                                                  ----            ----
  Total Separate Account Charges............................      3.40%           3.60%

FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding Option as of December 31, 1999, unless otherwise noted)

                                                                                      TOTAL ANNUAL
                                                                                       OPERATING
                                             MANAGEMENT FEE       OTHER EXPENSES        EXPENSES
                                             (AFTER EXPENSE       (AFTER EXPENSE     (AFTER EXPENSE
             FUNDING OPTION                  REIMBURSEMENT)       REIMBURSEMENT)     REIMBURSEMENT)
---------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES FUND
  Equity Index Portfolio(2) -- Class I
    Shares                                        0.21%                0.07%              0.28%

NOTES:

The purpose of this Fee Table is to assist contract owners in understanding the various costs and expenses that a contract owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

(1) The Principal Protection Fee is an annual insurance charge that varies with the level of guarantee chosen under the Principal Protection Feature. The maximum Principal Protection Fee is 2.0% annually.

(2) This fee reflects a voluntary expense reimbursement arrangement whereby the Adviser has agreed to reimburse the fund. Without such arrangement, Total Expenses would have been 0.69%. In addition, the Portfolio's Management Fee includes 0.06% for fund administration.

EXAMPLE* -- WITH PRINCIPAL PROTECTION

                                  IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                         END OF PERIOD SHOWN:           ANNUITIZED AT END OF PERIOD SHOWN:
------------------------------------------------------------------------------------------------------------
      FUNDING OPTION              1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES
  FUND
  Equity Index Portfolio --
     Class I Shares........  (a)   139       207       267       407        39       117       197       407
                             (b)   141       213       277       423        41       123       207       423

---------------

(a) Standard Death Benefit

(b) Enhanced Death Benefit

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.004% OF ASSETS.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                            See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Index Annuity is a contract between the contract owner ("you"), and the Company. You make a purchase payment to us and we credit it to your account. The Company promises to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payment accumulates tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payment, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payment made under the Contract, except as noted under the Principal Protection Feature provisions. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to the Company's Home Office at 1-800-842-8573.

PURCHASE PAYMENT

The single purchase payment must be at least $10,000. Under certain circumstances, we may waive the minimum purchase payment requirement. For a single purchase payment over $1,000,000, you must receive the Company's Home Office approval before we will accept the purchase payment.

We will apply the single purchase payment within two business days after we receive it in good order at our Home Office. Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

ACCUMULATION UNITS

The period between the contract effective date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payment allocated to. These funding options are subsections of the Separate Account, which invest in the underlying mutual funds ("underlying funds"). You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. You are not investing directly in the underlying fund. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

If any of the funding options become unavailable under the Contract, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

---------------------------------------------------------------------------------------------------------
                                                                                       INVESTMENT
       FUNDING OPTION                       INVESTMENT OBJECTIVE                   ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------
Money Market Portfolio           Seeks high current income from short-term     Travelers Asset Management
                                 money market instruments while preserving     International Company LLC
                                 capital and maintaining a high degree of
                                 liquidity.
DEUTSCHE ASSET MANAGEMENT VIT
  FUNDS
  EAFE Equity Index Fund         Seeks to replicate, before deduction of       Bankers Trust Global
                                 expenses, the total return performance of     Investment Management
                                 the EAFE Index.
  Small Cap Index Fund           Seeks to replicate, before deduction of       Bankers Trust Global
                                 expenses, the total return performance of     Investment Management
                                 the Russell 2000 Index.
GREENWICH STREET SERIES FUND
  Equity Index Portfolio* --     Seeks to replicate, before deduction of       Travelers Investment
    Class I Shares               expenses, the total return performance of     Management Co.
                                 the S&P 500 index.

* IF ELECTED WITH THE PRINCIPAL PROTECTION FEATURE, THIS IS REFERRED TO AS THE "PROTECTED FUNDING OPTION."

OPTIONAL PRINCIPAL PROTECTION FEATURE

(FOR INVESTORS WHO INTEND TO HOLD THE CONTRACT FOR AT LEAST EIGHT YEARS.)

You can choose to protect your investment by purchasing a guarantee called the Principal Protection Feature. If you purchase this feature, the Company will guarantee that on the Principal Protection Expiration Date, your Contract will be worth at least either 115%, 100%, or 90% (depending on the guarantee you purchased) of your original purchase payment adjusted only for withdrawal reductions (including the Principal Protection Cancellation Charge), even if the value of your Contract on that date is less than your original payment. The purchase payment is not adjusted for administrative charges and mortality and expense risk charges. To qualify for the Principal Protection Feature, you must select this feature when you purchase the Contract, and allocate your entire purchase payment to the Protected Funding Option, the Equity Index Portfolio, until the Principal Protection Expiration Date (a minimum of eight years). Not all levels of protection may be purchased at all times. A Principal Protection Fee and a Cancellation Charge are associated with this feature. (See "Charges and Deductions.") You should not purchase this feature if you intend to surrender the Contract within eight years.

At this time, the only Protected Funding Option is Equity Index Portfolio. At some time in the future, we may add additional Protected Funding Options.

If you buy the Principal Protection Feature, you may not transfer out of the Protected Funding Option before the end of the eighth contract year. You may withdraw or annuitize all or part of your contract value before the Principal Protection Expiration Date, subject to a Principal Protection Cancellation Charge and withdrawal charges. The amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of the principal guarantee proportionately.

PRINCIPAL PROTECTION EXPIRATION DATE

If you purchase the Principal Protection Feature, the Company will fulfill its obligations under the feature on the Principal Expiration Date (which is the last day of the eighth contract year). On that date, we will contribute to your contract value any amount needed to bring your contract value up to 115%, 100% or 90%, depending on your selection, of your original payment adjusted for withdrawal reductions. In addition, on the Principal Protection Expiration Date, we will transfer your contract value to the Money Market Portfolio, a money market fund, unless you select, in writing, a different funding option. On and after the Principal Protection Expiration Date, you may remain in the Contract and transfer to any funding options, purchase a new Travelers Index Annuity Contract with the Principal Protection Feature, annuitize your Contract, exchange this Contract for another annuity contract, or withdraw your contract value. Your registered representative will help you with your decision.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners;

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value; and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

WITHDRAWAL CHARGE

We do not deduct a sales charge from the purchase payment when it is applied under the Contract. However, a withdrawal charge will be deducted if any or all of the purchase payment is withdrawn during the first eight years following the purchase payment. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

YEARS SINCE PURCHASE                   WITHDRAWAL
    PAYMENT MADE                         CHARGE
     1 or less                             6%
         2                                 6%
         3                                 5%
         4                                 5%
         5                                 4%
         6                                 4%
         7                                 3%
         8                                 2%
    9 and over                             0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any free withdrawal allowance (as described below);

     (b) the remainder of the purchase payment; and then

     (c) from any Contract earnings (in excess of the free withdrawal allowance).

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge or Principal Protection Cancellation Charge from payments we make:

     - due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

     - due to a minimum distribution under our minimum distribution rules then in effect.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second contract year, you may withdraw up to 10% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous contract year. The free withdrawal provision applies to all partial withdrawals. We reserve the right to not permit the provision on a full surrender. In Washington state, the free withdrawal provision applies to all withdrawals. If you have selected the Principal Protection Feature, the Principal Protection Cancellation Charge will not be assessed on the 10% free withdrawal allowance. However, any free withdrawal allowance taken will reduce the principal guarantee proportionately.

OPTIONAL PRINCIPAL PROTECTION FEE

The Company offers you the option of purchasing a guarantee on your investment. You can obtain protection for 115%, 100% or 90% of your principal if you buy the Principal Protection Feature at the time you purchase your Contract. Your registered representative will tell you what levels of protection are currently available for selection. Under this feature, we will guarantee that, on the Principal Protection Expiration Date (which is the last day of the eighth contract year), your Contract will be worth at least either 115%, 100% or 90% (depending on your choice of guarantees) of your purchase payment, less a reduction for withdrawals, withdrawal charges, and the Principal Protection Cancellation Charge, even if the value of your Contract on that date is less than the chosen percentage of your original purchase payment. Of course, if your contract value is more than the chosen percentage of your original purchase payment, you will receive the greater value.

There is an annual charge, the Principal Protection Fee, for this feature. The Principal Protection Fee compensates us for the risks that we will bear in providing this guarantee of principal. The Principal Protection Fee is deducted daily from your contract value at a maximum annual rate of

2.00%. The charge varies based on the level of guarantee chosen and the current market conditions that determine our actual costs associated with the Principal Protection Feature. The charge will be set periodically and will lock in at the time of contract purchase. The Principal Protection Fee is set forth in your Contract and is nonrefundable. Generally, the Principal Protection Fee will conform with the chart below. Please note that these ranges are estimates. The actual charge will vary due to market conditions, and will be determined by the Company.

 LEVEL OF GUARANTEE                        CHARGE RANGE
% OF PURCHASE PAYMENT                   % OF CONTRACT VALUE
        115%                               1.90% - 2.00%
        100%                               1.80% - 2.00%
         90%                               1.35% - 2.00%

The Principal Protection Feature must be selected at the time you purchase your Contract and will extend for the eight years from the contract date until the Principal Protection Expiration Date. This guarantee is valid only if your Contract is held to the Principal Protection Expiration Date, and you do not annuitize or surrender before that date.

PRINCIPAL PROTECTION CANCELLATION CHARGE

We will assess a Principal Protection Cancellation Charge if you select the Principal Protection Feature and make a full or partial withdrawal from the Contract, before the Principal Protection Expiration Date. This charge compensates us for costs incurred should you withdraw from the Principal Protection Feature before the Principal Protection Expiration Date.

The Principal Protection Cancellation Charge equals up to 4% of the original purchase payment withdrawn. The percent charged depends on the length of time you have had your contract. The Principal Protection Cancellation Charge is set forth in your Contract.

If you have selected the Principal Protection Feature, any partial amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of principal guaranteed proportionately. The Principal Protection Feature which you originally selected covers the remaining contract value. If you make a full withdrawal before the end of the eighth contract year, the Principal Protection Guarantee is no longer in effect. Depending on market conditions, the cash surrender value may be more or less than the guaranteed principal amount you selected. We will not refund any expenses or fees associated with the Principal Protection Feature under any circumstances.

ADMINISTRATIVE CHARGES

We will deduct an annual contract administrative charge on the fourth Friday of each August from Contracts with a value of less than $50,000 on that date. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The $30 charge is deducted from the contract value by canceling accumulation units applicable to each variable funding option on a pro rata basis. For the first Contract year this charge will be prorated (i.e. calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge:

     (1) from the distribution of death proceeds;

     (2) after an annuity payout has begun; or

     (3) if the contract value on the date of assessment equals or is greater than $50,000.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time.

For contract owners who have elected the standard death benefit, this charge equals, on an annual basis, 1.25% of the amounts held in each variable funding option. For those contract owners who have elected an enhanced death benefit, the mortality and expense risk charge equals, on an annual basis, 1.45% of the amounts held in each variable funding option. This charge compensates the Company for risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

FUNDING OPTION EXPENSES

The charges and expenses of the funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time the purchase payment is made to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options if you have not elected the Principal Protection Feature. If you have elected the Principal Protection Feature, transfers are permitted only after the Principal Protection Expiration Date. Transfers are made at the value(s) next determined after we receive your request at the Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent. Please refer to Appendix C for information about transfers between the Fixed Account and the funding options.

DOLLAR COST AVERAGING

This feature is not available during the Guarantee Period if you selected the Principal Protection Guarantee.

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, more accumulation units are purchased in a funding option if the value per unit is low and fewer accumulation units are purchased if the value per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect the DCA Program through written request or other method acceptable to the Company. You must have a minimum total contract value of $10,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place.

All provisions and terms of the Contract apply to automated transfers, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge, any applicable Principal Protection Cancellation Charge, and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Home Office. The cash surrender value may be more or less than the purchase payment made. Withdrawals during the annuity period are not allowed.

If you select the Principal Protection Feature and withdraw any amounts prior to the Principal Protection Expiration Date, the amounts withdrawn (including the withdrawal charge and Principal Protection Cancellation Charge) will no longer be protected by the principal guarantee and will reduce the amount of the principal guarantee proportionately.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

After the first contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable premium taxes and withdrawal charge will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners (e.g. spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds under the contract upon the death of the annuitant or a contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the contract, the death benefit proceeds will be held in a fixed account until the beneficiary elects a Settlement Option or takes a distribution.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.

A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------
Before the maturity date, when there is no contingent annuitant, a death benefit is payable when either the annuitant or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions ("death report date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 85. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax or outstanding loans:

        (1) the contract value;

        (2) the purchase payment made under the Contract less all partial withdrawals; or

        (3) the Reset Death Benefit Value. The Reset Death Benefit Value is redetermined once every eight years, at which time it is set equal to the then current Contract Value. The Reset Death Benefit Value will also be redetermined any time a partial surrender is taken by reducing the Reset Death Benefit Value by a Partial Surrender Reduction (as described below).

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 85. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

        (1) the contract value;

        (2) the purchase payment made under the Contract less all partial withdrawals; or

        (3) the Reset Death Benefit Value (as described above) available at the Annuitant's 85th birthday, less any Partial Surrender Reductions (as described below) which occur after the Annuitant's 85th birthday.

PARTIAL SURRENDER REDUCTION. If you make a partial surrender, the Reset Death Benefit Value is reduced by a partial surrender reduction which equals (1) the Reset Death Benefit Value immediately prior to the partial surrender multiplied by (2) the amount of the partial surrender divided by the contract value immediately prior to the partial surrender.

For example, assume your current contract value is $55,000. If your original Reset Death Benefit Value is $50,000, and you decide to make a partial withdrawal of $10,000, the Reset Death Benefit Value would be reduced as follows:

        50,000 x (10,000/55,000) = 9,090

Your new Reset Death Benefit Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original Reset Death Benefit Value is $50,000, and you decide to make a partial withdrawal of $10,000, the Reset Death Benefit Value would be reduced as follows:

        50,000 x (10,000/30,000) = 16,666

Your new Reset Death Benefit Value would be 50,000-16,666, or $33,334.

ENHANCED DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 80. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1), or (2) below, each reduced by any applicable premium tax or outstanding loans:

        (1) the contract value;

          (2) the Roll-Up Death Benefit Value (as described below) available at the death report date.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 80. The Company will pay to the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax or outstanding loans:

        (1) the contract value;

          (2) the Roll-Up Death Benefit Value (as described below) available at the annuitant's 80th birthday, less any Partial Surrender Reductions (as described below) which occur after the annuitant's 80th birthday.

ROLL-UP DEATH BENEFIT VALUE: On the contract date, the Roll-Up Death Benefit Value is equal to the purchase payment. On each anniversary of the contract date, the Roll-Up Death Benefit Value will be recalculated as follows:

        (1) the Roll-Up Death Benefit Value on the previous contract date anniversary; minus

        (2) any Partial Surrender Reductions (as described below) since the previous contract date anniversary.

The result, increased by 7%, is the new Roll-Up Death Benefit Value.

On dates other than a contract date anniversary, the Roll-Up Death Benefit Value equals:

        (1) the Roll-Up Death Benefit Value on the previous contract date anniversary; minus

        (2) any Partial Surrender Reductions (as described below) since the previous contract date anniversary.

The maximum Roll-Up Death Benefit payable equals 7% per year, to a maximum of 200% of the difference between the purchase payment and all Partial Surrender Reductions (as described below).

The Partial Surrender Reduction equals:

        (1) the amount of the Roll-Up Death Benefit Value just before the reduction for the partial surrender, multiplied by

        (2) the amount of the partial surrender divided by the contract value just before the partial surrender.

PAYMENT OF PROCEEDS

The process of paying death benefit proceeds before the maturity date under various situations for nonqualified contracts and qualified contracts is summarized in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant) (with no joint       or if none, to the         the contract owner's spouse
 owner)                          contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
 (with no joint owner)           or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint      Yes
 annuitant)                      owner.                     owner is the spouse and
                                                            elects to assume and continue
                                                            the contract.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary (ies),     Unless the beneficiary is the   Yes
 annuitant)                      or if none, to the         contract owner's spouse and
                                 contract owner's estate.   the spouse elects to assume
                                                            and continue the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner. If the
                                                            surviving joint owner is the
                                                            spouse, the spouse may elect
                                                            to assume and continue the
                                                            contract.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY*
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).     Unless, there is a contingent   No
 contract owner)                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                         RULES APPLY (SEE *
                                                                                                  ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date, or unless you elect another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Unless you elect otherwise, the maturity date will be the annuitant's 85th birthday or ten years after the effective date of the contract, if later. (For Contracts issued in Florida and New York, the maturity date elected may not be later than the annuitant's 90th birthday.)

If you select the Principal Protection Feature, you may not select a maturity date that is prior to the Principal Protection Expiration Date. (that is, prior to the last day of the eighth contract year).

At least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85th birthday for nonqualified contracts or, for qualified contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, no election has been made to the contrary, the cash surrender value will be applied to provide an annuity funded by the same investment options as you have selected during the accumulation period (contract value, in Oregon). At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.") If the Principal Protection Feature is selected and you annuitize before the Principal Protection Expiration Date, a Principal Protection Cancellation Charge may apply.

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains tables used to determine the first monthly annuity payment. If a variable annuity is elected, the amount applied to it will be the value of the funding options as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected and the annuitant's adjusted age. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of contract value applied to that annuity option and factors in an assumed daily net investment factor. The Assumed Daily Net Investment factor corresponds to an annual interest rate of 3%, used to determine the guaranteed payout rates shown. If investment rates are higher at the time annuitization is selected, payout rates will be higher than those shown. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the payment options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount applied to begin the annuity will be the cash surrender value, determined as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (less any applicable premium taxes) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis. We may offer additional options.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period. The Company will make equal payments until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from amounts attributable to each investment option in proportion to the cash surrender value attributable to each. The final payment will include any amount insufficient to make another full payment.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within ten days after you receive it (the "right to return period"). You bear the investment risk on the purchase payment during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment.

If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded.

The contract value will be determined following the close of the business day on which we receive the Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $2,000 unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value less any applicable premium tax, and any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

Where state law permits, we may allow contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: The Travelers Fund BD III for Variable Annuities ("Fund BD III") and the Travelers Fund BD IV for Variable Annuities ("Fund BD IV"), respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The Separate Account assets attributable to the Contracts will be invested exclusively in the shares of the variable funding options.

The assets of Fund BD III and Fund BD IV are held for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual Contract administrative charge is converted to a percentage of assets based on the actual fee collected divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence before they became available under the Separate Account, the nonstandardized average annual total return quotations will reflect the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES. The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

Please refer to the first page of the Summary of this prospectus to determine which company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for each insurance company and for each separate account are located in their respective Statements of Additional Information.

IMSA

The Companies are members of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. Any sales representative or employee who sells the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is CFBDS, Inc., 21 Milk St., Boston, MA. CFBDS, Inc. is not affiliated with the Company or the Separate Account. However, it is currently anticipated that Travelers Distribution LLC, an affiliated broker-dealer, may become the principal underwriter for the Contracts during the year 2000.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

THE TRAVELERS INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In October 1997, defendants answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, on defendants' motion, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia. Plaintiffs appealed the transfer order, and in December 1998 the Court of Appeals of the State of Georgia reversed the lower court's decision. Defendants petitioned the Georgia Supreme Court to hear an appeal from the decision of the Court of Appeals, and the petition was granted in May 1998. In September 1999, oral argument on defendants' petition was heard and, on February 28, 2000, the Georgia Supreme Court affirmed the Georgia County Appeals and remanded the matter to the Superior Court of Richmond County. In March 2000, defendants moved the Georgia Supreme Court to reconsider its February 28, 2000 decision, and that motion remains pending. Proceedings in the trial court have been stayed pending appeal. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES

                              ACCUMULATION VALUES

                                                                     YEAR ENDED DECEMBER 31, 1999
                                                           -------------------------------------------------
                                                               UNIT VALUE         UNIT VALUE    ACCUMULATION
                                                            BEGINNING OF YEAR    END OF YEAR       UNITS
------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO (2/98)
Standard Death Benefit...................................         1.044              1.080           87,063
Enhanced Death Benefit...................................         1.041          1.076....               --
DEUTSCHE ASSET MANAGEMENT VIT FUNDS*
 EAFE EQUITY INDEX FUND (1/98)
   Standard Death Benefit................................         1.166          1.468....           86,483
   Enhanced Death Benefit................................         1.163          1.461....               --
 SMALL CAP INDEX FUND (1/98)
   Standard Death Benefit................................         0.911          1.080....          379,973
   Enhanced Death Benefit................................         0.909          1.075....               --
GREENWICH STREET SERIES FUND
 EQUITY INDEX PORTFOLIO (12/97)
   Standard Death Benefit
     0.00% Principal Protection Fee......................         1.327          1.581....        1,776,976
     0.80% Principal Protection Fee......................         1.314          1.552....               --
     0.85% Principal Protection Fee......................         1.100          1.299....               --
     0.95% Principal Protection Fee......................         1.314          1.550....           16,731
     1.00% Principal Protection Fee......................         1.194          1.408....          577,193
     1.10% Principal Protection Fee......................         1.308          1.541....          219,822
     1.35% Principal Protection Fee......................         1.309          1.538....        2,144,703
     1.45% Principal Protection Fee......................         1.095          1.285....        3,384,455
     1.50% Principal Protection Fee......................         1.302          1.527....       36,888,854
     1.80% Principal Protection Fee......................         1.000          1.107....       79,071,649
     1.90% Principal Protection Fee......................         1.302          1.520....               --
     2.00% Principal Protection Fee......................         1.208          1.410....           20,820


                                                                      YEAR ENDED DECEMBER 31, 1998
                                                           --------------------------------------------------
                                                                UNIT VALUE         UNIT VALUE    ACCUMULATION
                                                            BEGINNING OF YEAR     END OF YEAR       UNITS
---------------------------------------------------------  --------------------------------------------------
MONEY MARKET PORTFOLIO (2/98)
Standard Death Benefit...................................         $1.007             $1.044           8,882
Enhanced Death Benefit...................................          1.007              1.041              --
DEUTSCHE ASSET MANAGEMENT VIT FUNDS*
 EAFE EQUITY INDEX FUND (1/98)
   Standard Death Benefit................................          0.972              1.166              --
   Enhanced Death Benefit................................          0.972              1.163              --
 SMALL CAP INDEX FUND (1/98)
   Standard Death Benefit................................          0.945              0.911              --
   Enhanced Death Benefit................................          0.944              0.909              --
GREENWICH STREET SERIES FUND
 EQUITY INDEX PORTFOLIO (12/97)
   Standard Death Benefit
     0.00% Principal Protection Fee......................          1.047              1.327         195,925
     0.80% Principal Protection Fee......................          1.044              1.314              --
     0.85% Principal Protection Fee......................          1.000              1.100              --
     0.95% Principal Protection Fee......................          1.000              1.314          16,752
     1.00% Principal Protection Fee......................          1.000              1.194          22,680
     1.10% Principal Protection Fee......................          1.043              1.308         220,067
     1.35% Principal Protection Fee......................          1.000              1.309       1,556,018
     1.45% Principal Protection Fee......................          1.000              1.095       3,460,179
     1.50% Principal Protection Fee......................          1.042              1.302       2,611,390
     1.80% Principal Protection Fee......................
     1.90% Principal Protection Fee......................          1.000              1.302              --
     2.00% Principal Protection Fee......................          1.000              1.208          22,226

                                                            PERIOD FROM SEPTEMBER 12, 1997 (EFFECTIVE DATE)
                                                                          TO DECEMBER 31, 1997
                                                           --------------------------------------------------
                                                                UNIT VALUE         UNIT VALUE    ACCUMULATION
                                                            BEGINNING OF YEAR     END OF YEAR       UNITS
---------------------------------------------------------  --------------------------------------------------
MONEY MARKET PORTFOLIO (2/98)
Standard Death Benefit...................................          1.000              1.007             --
Enhanced Death Benefit...................................          1.000              1.007             --
DEUTSCHE ASSET MANAGEMENT VIT FUNDS*
 EAFE EQUITY INDEX FUND (1/98)
   Standard Death Benefit................................          1.000              0.972             --
   Enhanced Death Benefit................................          1.000              0.972             --
 SMALL CAP INDEX FUND (1/98)
   Standard Death Benefit................................          1.000              0.945             --
   Enhanced Death Benefit................................          1.000              0.944
GREENWICH STREET SERIES FUND
 EQUITY INDEX PORTFOLIO (12/97)
   Standard Death Benefit
     0.00% Principal Protection Fee......................          1.000              1.047             --
     0.80% Principal Protection Fee......................          1.000              1.044             --
     0.85% Principal Protection Fee......................
     0.95% Principal Protection Fee......................
     1.00% Principal Protection Fee......................
     1.10% Principal Protection Fee......................          1.000              1.043        143,274
     1.35% Principal Protection Fee......................
     1.45% Principal Protection Fee......................
     1.50% Principal Protection Fee......................          1.000              1.042             --
     1.80% Principal Protection Fee......................
     1.90% Principal Protection Fee......................
     2.00% Principal Protection Fee......................


                                                                     YEAR ENDED DECEMBER 31, 1999
                                                           -------------------------------------------------
                                                               UNIT VALUE         UNIT VALUE    ACCUMULATION
                                                            BEGINNING OF YEAR    END OF YEAR       UNITS
------------------------------------------------------------------------------------------------------------
   Enhanced Death Benefit
     0.00% Principal Protection Fee......................         1.324          1.573....          460,640
     0.80% Principal Protection Fee......................         1.310          1.545....               --
     0.85% Principal Protection Fee......................         1.099          1.295....               --
     0.95% Principal Protection Fee......................         1.311          1.544....               --
     1.00% Principal Protection Fee......................         1.193          1.404....          254,591
     1.10% Principal Protection Fee......................         1.305          1.534....            9,692
     1.35% Principal Protection Fee......................         1.306          1.532....           10,990
     1.45% Principal Protection Fee......................         1.094          1.281....           61,752
     1.50% Principal Protection Fee......................         1.298          1.520....        3,627,419
     1.80% Principal Protection Fee......................         1.000          1.106....        1,197,428
     1.90% Principal Protection Fee......................         1.299          1.515....               --
     2.00% Principal Protection Fee......................         1.206          1.405....          147,045


                                                                      YEAR ENDED DECEMBER 31, 1998
                                                           --------------------------------------------------
                                                                UNIT VALUE         UNIT VALUE    ACCUMULATION
                                                            BEGINNING OF YEAR     END OF YEAR       UNITS
---------------------------------------------------------  --------------------------------------------------
   Enhanced Death Benefit
     0.00% Principal Protection Fee......................          1.046              1.324          16,764
     0.80% Principal Protection Fee......................          1.000              1.310              --
     0.85% Principal Protection Fee......................          1.000              1.099              --
     0.95% Principal Protection Fee......................          1.000              1.311              --
     1.00% Principal Protection Fee......................          1.000              1.193          24,092
     1.10% Principal Protection Fee......................          1.043              1.305           9,713
     1.35% Principal Protection Fee......................          1.000              1.306          11,011
     1.45% Principal Protection Fee......................          1.000              1.094          61,777
     1.50% Principal Protection Fee......................          1.041              1.298       2,000,628
     1.80% Principal Protection Fee......................
     1.90% Principal Protection Fee......................          1.000              1.299              --
     2.00% Principal Protection Fee......................          1.000              1.206         147,068

                                                            PERIOD FROM SEPTEMBER 12, 1997 (EFFECTIVE DATE)
                                                                          TO DECEMBER 31, 1997
                                                           --------------------------------------------------
                                                                UNIT VALUE         UNIT VALUE    ACCUMULATION
                                                            BEGINNING OF YEAR     END OF YEAR       UNITS
---------------------------------------------------------  --------------------------------------------------
   Enhanced Death Benefit
     0.00% Principal Protection Fee......................             --                 --             --
     0.80% Principal Protection Fee......................             --                 --             --
     0.85% Principal Protection Fee......................             --                 --             --
     0.95% Principal Protection Fee......................             --                 --             --
     1.00% Principal Protection Fee......................             --                 --             --
     1.10% Principal Protection Fee......................          1.000              1.043         33,723
     1.35% Principal Protection Fee......................
     1.45% Principal Protection Fee......................
     1.50% Principal Protection Fee......................          1.000              1.041          9,612
     1.80% Principal Protection Fee......................             --                 --             --
     1.90% Principal Protection Fee......................             --                 --             --
     2.00% Principal Protection Fee......................             --                 --             --

---------------

    The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. Funding Options not listed had no amounts yet allocated to them. The financial statements of Separate Account BD III and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

  * Formerly the BT Insurance Funds Trust.

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

                              ACCUMULATION VALUES

                                                                     YEAR ENDED DECEMBER 31, 1999
                                                           -------------------------------------------------
                                                               UNIT VALUE         UNIT VALUE    ACCUMULATION
                                                            BEGINNING OF YEAR    END OF YEAR       UNITS
------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO (10/97)
   Standard Death Benefit................................         1.044          1.080....        1,382,006
   Enhanced Death Benefit................................         1.041          1.076....        1,142,472
DEUTSCHE ASSET MANAGEMENT VIT FUNDS*
 EAFE EQUITY INDEX FUND (10/97)
   Standard Death Benefit................................         1.166          1.468....        1,264,534
   Enhanced Death Benefit................................         1.163          1.461....          371,413
 SMALL CAP INDEX FUND (10/97)
   Standard Death Benefit................................         0.911          1.080....        3,362,605
   Enhanced Death Benefit................................         0.909          1.075....        4,438,492
GREENWICH STREET SERIES FUND
 EQUITY INDEX PORTFOLIO (9/97)
   Standard Death Benefit
     0.00% Principal Protection Fee......................         1.327          1.581....       15,906,377
     0.80% Principal Protection Fee......................         1.314          1.552....          208,129
     0.85% Principal Protection Fee......................         1.100          1.299....          412,494
     0.95% Principal Protection Fee......................         1.314          1.550....          935,721
     1.00% Principal Protection Fee......................         1.194          1.408....        3,838,256
     1.10% Principal Protection Fee......................         1.308          1.541....        6,291,395
     1.35% Principal Protection Fee......................         1.309          1.538....       20,668,805
     1.45% Principal Protection Fee......................         1.095          1.285....       15,944,192
     1.50% Principal Protection Fee......................         1.302          1.527....      123,986,805
     1.80% Principal Protection Fee......................         1.000          1.107....       46,666,708
     1.90% Principal Protection Fee......................         1.302          1.521....          159,489
     2.00% Principal Protection Fee......................         1.208          1.410....        1,181,707


                                                                      YEAR ENDED DECEMBER 31, 1998
                                                           --------------------------------------------------
                                                                UNIT VALUE         UNIT VALUE    ACCUMULATION
                                                            BEGINNING OF YEAR     END OF YEAR       UNITS
---------------------------------------------------------  --------------------------------------------------
MONEY MARKET PORTFOLIO (10/97)
   Standard Death Benefit................................         $1.007             $1.044          728,039
   Enhanced Death Benefit................................          1.007              1.041           86,459
DEUTSCHE ASSET MANAGEMENT VIT FUNDS*
 EAFE EQUITY INDEX FUND (10/97)
   Standard Death Benefit................................          0.972              1.166          786,358
   Enhanced Death Benefit................................          0.972              1.163          135,896
 SMALL CAP INDEX FUND (10/97)
   Standard Death Benefit................................          0.945              0.911        2,147,107
   Enhanced Death Benefit................................          0.944              0.909        3,882,023
GREENWICH STREET SERIES FUND
 EQUITY INDEX PORTFOLIO (9/97)
   Standard Death Benefit
     0.00% Principal Protection Fee......................          1.047              1.327        6,591,030
     0.80% Principal Protection Fee......................          1.044              1.314          208,150
     0.85% Principal Protection Fee......................          1.000              1.100          422,929
     0.95% Principal Protection Fee......................          1.000              1.314          950,940
     1.00% Principal Protection Fee......................          1.000              1.194          533,038
     1.10% Principal Protection Fee......................          1.043              1.308        6,730,772
     1.35% Principal Protection Fee......................          1.000              1.309       21,883,580
     1.45% Principal Protection Fee......................          1.000              1.095       16,643,685
     1.50% Principal Protection Fee......................          1.042              1.302       27,872,471
     1.80% Principal Protection Fee......................
     1.90% Principal Protection Fee......................          1.000              1.302          159,531
     2.00% Principal Protection Fee......................          1.000              1.208        1,238,057

                                                            PERIOD FROM SEPTEMBER 12, 1997 (EFFECTIVE DATE)
                                                                          TO DECEMBER 31, 1997
                                                           --------------------------------------------------
                                                                UNIT VALUE         UNIT VALUE    ACCUMULATION
                                                            BEGINNING OF YEAR     END OF YEAR       UNITS
---------------------------------------------------------  --------------------------------------------------
MONEY MARKET PORTFOLIO (10/97)
   Standard Death Benefit................................         $1.000             $1.007          46,237
   Enhanced Death Benefit................................          1.000              1.007              --
DEUTSCHE ASSET MANAGEMENT VIT FUNDS*
 EAFE EQUITY INDEX FUND (10/97)
   Standard Death Benefit................................          1.000              0.972         144,516
   Enhanced Death Benefit................................          1.000              0.972          10,530
 SMALL CAP INDEX FUND (10/97)
   Standard Death Benefit................................          1.000              0.945         441,762
   Enhanced Death Benefit................................          1.000              0.944         644,012
GREENWICH STREET SERIES FUND
 EQUITY INDEX PORTFOLIO (9/97)
   Standard Death Benefit
     0.00% Principal Protection Fee......................          1.000              1.047         934,805
     0.80% Principal Protection Fee......................          1.000              1.044         208,174
     0.85% Principal Protection Fee......................
     0.95% Principal Protection Fee......................
     1.00% Principal Protection Fee......................
     1.10% Principal Protection Fee......................          1.000              1.043       5,313,886
     1.35% Principal Protection Fee......................
     1.45% Principal Protection Fee......................
     1.50% Principal Protection Fee......................          1.000              1.042         358,499
     1.80% Principal Protection Fee......................
     1.90% Principal Protection Fee......................
     2.00% Principal Protection Fee......................


                                                                     YEAR ENDED DECEMBER 31, 1999
                                                           -------------------------------------------------
                                                               UNIT VALUE         UNIT VALUE    ACCUMULATION
                                                            BEGINNING OF YEAR    END OF YEAR       UNITS
------------------------------------------------------------------------------------------------------------
   Enhanced Death Benefit
     0.00% Principal Protection Fee......................         1.324          1.573....       10,466,930
     0.80% Principal Protection Fee......................         1.310          1.545....               --
     0.85% Principal Protection Fee......................         1.099          1.295....           49,914
     0.95% Principal Protection Fee......................         1.311          1.544....          171,111
     1.00% Principal Protection Fee......................         1.193          1.404....          730,273
     1.10% Principal Protection Fee......................         1.305          1.534....        2,850,045
     1.35% Principal Protection Fee......................         1.306          1.532....        4,436,116
     1.45% Principal Protection Fee......................         1.094          1.281....        6,221,780
     1.50% Principal Protection Fee......................         1.298          1.520....       49,484,678
     1.80% Principal Protection Fee......................         1.000          1.106....       17,179,177
     1.90% Principal Protection Fee......................         1.299          1.515....          142,657
     2.00% Principal Protection Fee......................         1.206          1.405....          298,659


                                                                      YEAR ENDED DECEMBER 31, 1998
                                                           --------------------------------------------------
                                                                UNIT VALUE         UNIT VALUE    ACCUMULATION
                                                            BEGINNING OF YEAR     END OF YEAR       UNITS
---------------------------------------------------------  --------------------------------------------------
   Enhanced Death Benefit
     0.00% Principal Protection Fee......................          1.046              1.324        5,435,838
     0.80% Principal Protection Fee......................          1.000              1.310               --
     0.85% Principal Protection Fee......................          1.000              1.099           49,914
     0.95% Principal Protection Fee......................          1.000              1.311          172,533
     1.00% Principal Protection Fee......................          1.000              1.193          102,873
     1.10% Principal Protection Fee......................          1.043              1.305        3,412,468
     1.35% Principal Protection Fee......................          1.000              1.306        4,436,276
     1.45% Principal Protection Fee......................          1.000              1.094        6,481,921
     1.50% Principal Protection Fee......................          1.041              1.298        8,321,419
     1.80% Principal Protection Fee......................
     1.90% Principal Protection Fee......................          1.000              1.299          142,785
     2.00% Principal Protection Fee......................          1.000              1.206          341,977

                                                            PERIOD FROM SEPTEMBER 12, 1997 (EFFECTIVE DATE)
                                                                          TO DECEMBER 31, 1997
                                                           --------------------------------------------------
                                                                UNIT VALUE         UNIT VALUE    ACCUMULATION
                                                            BEGINNING OF YEAR     END OF YEAR       UNITS
---------------------------------------------------------  --------------------------------------------------
   Enhanced Death Benefit
     0.00% Principal Protection Fee......................          1.000              1.046         737,335
     0.80% Principal Protection Fee......................
     0.85% Principal Protection Fee......................
     0.95% Principal Protection Fee......................
     1.00% Principal Protection Fee......................
     1.10% Principal Protection Fee......................          1.000              1.043       3,330,660
     1.35% Principal Protection Fee......................
     1.45% Principal Protection Fee......................
     1.50% Principal Protection Fee......................          1.000              1.041          99,043
     1.80% Principal Protection Fee......................
     1.90% Principal Protection Fee......................
     2.00% Principal Protection Fee......................

    The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. Funding Options not listed had no amounts yet allocated to them. The financial statements of Separate Account BD IV and of The Travelers Life and Annuity Company are contained in the SAI.

    * Formerly BT Insurance Funds Trust.

                                   APPENDIX C
--------------------------------------------------------------------------------

                            THE FIXED ACCOUNT OPTION
   (AVAILABLE ONLY IF YOU HAVE NOT SELECTED THE PRINCIPAL PROTECTION FEATURE
               OR AFTER THE PRINCIPAL PROTECTION EXPIRATION DATE)

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior surrenders.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

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                                   APPENDIX D
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              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter
     Distribution and Principal Underwriting Agreement
     Valuation of Assets
     Performance Information
     Mixed and Shared Funding
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

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Copies of the Statement of Additional Information dated May 1, 2000 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12682S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12683S

Name:

Address:

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L-12682                                                              May 1, 2000